UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04700
                                                    -----------

                          The Gabelli Equity Trust Inc.
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                     --------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     --------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           ---------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                  Date of reporting period: September 30, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                          THE GABELLI EQUITY TRUST INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS -- 93.2%
               FINANCIAL SERVICES -- 8.1%
       7,000   Allianz AG ...................$      704,999
      50,000   Allstate Corp. ...............     2,399,500
     550,000   American Express Co. .........    28,303,000
      34,000   Argonaut Group Inc.+ .........       634,780
      95,000   Aviva plc ....................       941,198
      90,000   Banco Santander Central Hispano
                 SA, ADR ....................       880,200
     110,000   Bank of Ireland ..............     1,482,333
      77,000   Bank of New York Co. Inc. ....     2,246,090
     275,000   Bankgesellschaft Berlin AG+ ..       686,518
         260   Berkshire Hathaway Inc.,
                 Cl. A+ .....................    22,529,000
     185,000   Commerzbank AG, ADR+ .........     3,423,592
     157,000   Deutsche Bank AG, ADR ........    11,294,580
      20,000   Dun and Bradstreet Corp.+ ....     1,174,000
       5,000   H&R Block Inc. ...............       247,100
      25,000   Hibernia Corp., Cl. A ........       660,250
      90,000   Irish Life & Permanent plc ...     1,453,145
     140,000   Janus Capital Group Inc. .....     1,905,400
      45,000   JPMorgan Chase & Co. .........     1,787,850
     155,000   Kinnevik Investment AB, Cl. B      1,250,824
      58,000   Leucadia National Corp. ......     3,285,700
      95,000   Lloyds TSB Group plc .........       741,784
      40,000   Manulife Financial Corp. .....     1,751,600
     100,000   Mellon Financial Corp. .......     2,769,000
     190,000   Midland Co. ..................     5,196,500
      65,000   Mitsubishi Securities Co. Ltd.       626,321
      30,000   Moody's Corp. ................     2,197,500
     257,500   Nikko Cordial Corp. ..........     1,044,345
     150,000   Phoenix Companies Inc. .......     1,563,000
       2,500   Prudential Financial Inc. ....       117,600
      46,002   RAS SpA ......................       883,874
      60,000   Riggs National Corp. .........     1,332,000
      45,000   Schwab (Charles) Corp. .......       413,550
      80,000   State Street Corp. ...........     3,416,800
      20,000   SunTrust Banks Inc. ..........     1,408,200
      80,000   T. Rowe Price Group Inc. .....     4,075,200
      20,000   UBS AG .......................     1,407,864
      60,000   Unitrin Inc. .................     2,494,200
      60,000   Waddell & Reed Financial
                 Inc., Cl. A ................     1,320,000
                                             --------------
                                                120,049,397
                                             --------------
               FOOD AND BEVERAGE -- 7.7%
      53,000   Ajinomoto Co. Inc. ...........       605,907
      30,000   Cadbury Schweppes plc, ADR ...       927,300
      90,000   Campbell Soup Co. ............     2,366,100
      40,000   Coca-Cola Co. ................     1,602,000
       5,000   Coca-Cola Enterprises Inc. ...        94,500
      40,000   Coca-Cola Hellenic
                 Bottling Co. SA ............       861,454
      75,000   Corn Products
                 International Inc. .........     3,457,500

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

      73,592   Del Monte Foods Co.+ .........$      771,980
      10,108   Denny's Corp.+ ...............        27,292
     100,000   Diageo plc ...................     1,248,597
     224,000   Diageo plc, ADR ..............    11,296,320
     120,000   Dreyer's Grand Ice Cream Holdings
                 Inc., Cl. A ................     9,596,520
      60,000   Flowers Foods Inc. ...........     1,551,000
      30,000   Fomento Economico Mexicano
                 SA de CV, ADR ..............     1,325,400
      90,000   General Mills Inc. ...........     4,041,000
      40,000   Groupe Danone ................     3,144,756
     500,000   Grupo Bimbo SA de CV, Cl. A ..     1,094,935
      20,000   Hain Celestial Group Inc.+ ...       353,600
     130,000   Heinz (H.J.) Co. .............     4,682,600
      35,000   Hershey Foods Corp. ..........     1,634,850
     245,000   Kellogg Co. ..................    10,451,700
      75,000   Kerry Group plc, Cl. A .......     1,650,618
      12,100   LVMH Moet Hennessy Louis
                 Vuitton SA .................       807,769
      42,000   Mondavi (Robert) Corp., Cl. A+     1,645,140
       2,500   Nestle SA ....................       572,596
     550,000   PepsiAmericas Inc. ...........    10,505,000
     385,000   PepsiCo Inc. .................    18,730,250
       6,750   Pernod-Ricard ................       896,199
      60,000   Ralcorp Holdings Inc.+ .......     2,166,000
      70,000   Sara Lee Corp. ...............     1,600,200
       2,000   Smucker (J.M.) Co. ...........        88,820
     109,000   Tootsie Roll Industries Inc. .     3,184,980
     180,000   Wrigley (Wm.) Jr. Co. ........    11,395,800
                                             --------------
                                                114,378,683
                                             --------------
               WIRELESS COMMUNICATIONS -- 6.8%
      86,000   America Movil SA de CV,
                 Cl. L, ADR .................     3,356,580
   2,332,800   AT&T Wireless Services Inc.+ .    34,478,784
   1,760,000   mm02 plc+ ....................     3,129,093
     100,000   mm02 plc, ADR+ ...............     1,775,000
      80,000   Nextel Communications
                 Inc., Cl. A+ ...............     1,907,200
       1,500   NTT DoCoMo Inc. ..............     2,545,026
     177,000   Rogers Wireless Communications Inc.,
                 Cl. B+ .....................     5,559,570
      32,166   Tele Celular Sul Participacoes
                 SA, ADR ....................       459,007
      55,666   Tele Centro Oeste Celular
                 Participacoes SA, ADR ......       567,793
       3,340   Tele Leste Celular Participacoes
                 SA, ADR+ ...................        51,102
       3,340   Tele Norte Celular Participacoes
                 SA, ADR ....................        31,863
   1,400,000   Telecom Italia Mobile SpA ....     7,546,420
      90,000   Telefonica Moviles SA ........       936,720
       8,350   Telemig Celular Participacoes
                 SA, ADR ....................       237,808

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               WIRELESS COMMUNICATIONS (CONTINUED)
     405,000   Telephone & Data Systems Inc. $   34,088,850
      66,800   Telesp Celular Participacoes
                 SA, ADR+ ...................       412,824
      30,000   United States Cellular Corp.+      1,294,500
     553,888   Vodafone Group plc ...........     1,325,534
     100,000   Vodafone Group plc, ADR ......     2,411,000
                                             --------------
                                                102,114,674
                                             --------------
               TELECOMMUNICATIONS -- 6.7%
       5,000   Aliant Inc. ..................       101,260
      25,000   ALLTEL Corp. .................     1,372,750
     300,000   AT&T Corp. ...................     4,296,000
      90,540   ATX Communications Inc.+ .....         6,338
     290,000   BCE Inc. .....................     6,278,500
      33,400   Brasil Telecom Participacoes
                 SA, ADR ....................     1,082,160
   1,760,000   BT Group plc .................     5,724,727
   4,440,836   Cable & Wireless Jamaica Ltd.        123,196
     100,000   CenturyTel Inc. ..............     3,424,000
     950,000   Cincinnati Bell Inc.+ ........     3,315,500
     100,000   Citizens Communications Co. ..     1,339,000
     254,800   Commonwealth Telephone
                 Enterprises Inc.+ ..........    11,096,540
     110,000   Compania de Telecomunicaciones
                 de Chile SA, ADR ...........     1,219,900
     170,000   Deutsche Telekom AG, ADR+ ....     3,172,200
      15,000   Embratel Participacoes SA, ADR       170,700
       5,000   France Telecom SA, ADR .......       125,000
         233   KDDI Corp. ...................     1,131,017
     100,000   KPN NV .......................       748,929
       5,000   Manitoba Telecom Services Inc.       167,674
   1,000,000   Qwest Communications
                 International Inc.+ ........     3,330,000
     110,345   Rogers Communications Inc.,
                 Cl. B, New York ............     2,230,072
       9,655   Rogers Communications Inc.,
                 Cl. B, Toronto .............       195,229
     210,000   SBC Communications Inc. ......     5,449,500
     500,000   Sprint Corp. .................    10,065,000
     186,554   Tele Norte Leste Participacoes
                 SA, ADR ....................     2,468,109
      50,000   Telecom Argentina SA,
                 Cl. B, ADR+ ................       546,000
   1,320,480   Telecom Italia SpA ...........     4,075,505
     495,130   Telecom Italia SpA, RNC ......     1,134,590
     266,000   Telefonica SA, ADR ...........    11,967,340
      17,595   Telefonica SA, BDR ...........       262,171
      35,000   Telefonos de Mexico SA de CV,
                 Cl. L, ADR .................     1,129,450
      12,750   TELUS Corp. ..................       263,956
      52,500   TELUS Corp., ADR .............     1,086,879
       4,250   TELUS Corp., Non-Voting ......        82,276

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

      20,750   TELUS Corp., Non-Voting, ADR .$      401,703
     260,000   Verizon Communications Inc. ..    10,238,800
                                             --------------
                                                 99,821,971
                                             --------------
               ENERGY AND UTILITIES -- 6.6%
      70,000   AES Corp.+ ...................       699,300
      45,000   AGL Resources Inc. ...........     1,384,650
     120,000   Allegheny Energy Inc.+ .......     1,915,200
      70,000   Apache Corp. .................     3,507,700
     247,000   BP plc, ADR ..................    14,209,910
     280,000   Burlington Resources Inc. ....    11,424,000
     115,000   CH Energy Group Inc. .........     5,267,000
      20,000   Cinergy Corp. ................       792,000
     100,000   CMS Energy Corp.+ ............       952,000
     100,000   ConocoPhillips ...............     8,285,000
      10,000   Constellation Energy
                 Group Inc. .................       398,400
      26,000   DPL Inc. .....................       535,080
      15,000   DTE Energy Co. ...............       632,850
     335,000   Duke Energy Corp. ............     7,668,150
     110,000   Duquesne Light Holdings Inc. .     1,975,600
     195,000   El Paso Corp. ................     1,792,050
     400,000   El Paso Electric Co.+ ........     6,428,000
      50,000   Energy East Corp. ............     1,259,000
      80,000   Eni SpA ......................     1,792,461
      80,000   Exxon Mobil Corp. ............     3,866,400
      10,000   FPL Group Inc. ...............       683,200
      70,000   Halliburton Co. ..............     2,358,300
      35,000   Kerr-McGee Corp. .............     2,003,750
     150,000   Mirant Corp.+ ................        61,500
     100,000   NiSource Inc. (SAILS)+ .......       255,000
     300,000   Northeast Utilities ..........     5,817,000
     100,000   Progress Energy Inc., CVO+ ...        16,000
      30,000   SJW Corp. ....................       990,600
      20,000   Southwest Gas Corp. ..........       479,000
       8,657   Total SA .....................     1,763,334
      90,000   TXU Corp. ....................     4,312,800
     255,000   Westar Energy Inc. ...........     5,151,000
                                             --------------
                                                 98,676,235
                                             --------------
               ENTERTAINMENT -- 6.4%
     160,000   Canal Plus, ADR ..............       220,176
     110,000   EMI Group plc ................       439,407
      80,000   EMI Group plc, ADR ...........       639,136
     120,000   Fox Entertainment Group
                 Inc., Cl. A+ ...............     3,328,800
      50,000   GC Companies Inc.+ ...........        43,000
     400,000   Gemstar-TV Guide
                 International Inc.+ ........     2,260,000
     185,100   Grupo Televisa SA, ADR .......     9,760,323
   2,216,352   Liberty Media Corp., Cl. A+ ..    19,326,589
      82,788   Metro-Goldwyn-Mayer Inc.+ ....       957,857
     160,000   Publishing & Broadcasting Ltd.     1,587,773
      15,000   Regal Entertainment
                 Group, Cl. A ...............       286,500

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               ENTERTAINMENT (CONTINUED)
     200,000   Six Flags Inc.+ ..............$    1,088,000
     260,000   The Walt Disney Co. ..........     5,863,000
     750,000   Time Warner Inc.+ ............    12,105,000
     840,000   Viacom Inc., Cl. A ...........    28,560,000
      43,900   Vivendi Universal SA+ ........     1,124,830
     330,000   Vivendi Universal SA, ADR+ ...     8,490,900
                                             --------------
                                                 96,081,291
                                             --------------
               DIVERSIFIED INDUSTRIAL -- 5.2%
     180,000   Acuity Brands Inc. ...........     4,278,600
     195,000   Ampco-Pittsburgh Corp. .......     2,585,700
      25,000   Bouygues SA ..................       937,713
     150,000   Cooper Industries Ltd., Cl. A      8,850,000
     250,000   Crane Co. ....................     7,230,000
     100,500   CRH plc ......................     2,402,813
     110,000   GATX Corp. ...................     2,932,600
     245,000   Greif Inc., Cl. A ............    10,326,750
       3,400   Greif Inc., Cl. B ............       142,800
     415,000   Honeywell International Inc. .    14,881,900
     118,000   ITT Industries Inc. ..........     9,438,820
     398,000   Lamson & Sessions Co.+ .......     3,621,800
     110,000   Park-Ohio Holdings Corp.+ ....     1,969,000
      10,000   Smiths Group plc .............       134,269
       4,000   Sulzer AG ....................     1,198,046
       7,500   Technip SA ...................     1,210,955
     100,000   Thomas Industries Inc. .......     3,140,000
      50,000   Trinity Industries Inc. ......     1,558,500
                                             --------------
                                                 76,840,266
                                             --------------
               PUBLISHING -- 4.8%
      20,000   Dow Jones & Co. Inc. .........       812,200
     248,266   Independent News & Media plc .       629,029
      20,000   Knight-Ridder Inc. ...........     1,309,000
       5,000   McClatchy Co., Cl. A .........       354,150
     100,000   McGraw-Hill Companies Inc. ...     7,969,000
     339,000   Media General Inc., Cl. A ....    18,967,050
     124,000   Meredith Corp. ...............     6,371,120
     115,000   New York Times Co., Cl. A ....     4,496,500
     120,000   News Corp. Ltd. ..............       991,779
      10,000   News Corp. Ltd., ADR .........       328,700
      80,000   Pearson plc ..................       855,561
     300,000   Penton Media Inc.+ ...........        49,500
     400,000   PRIMEDIA Inc.+ ...............       940,000
      90,000   Pulitzer Inc. ................     4,446,000
     175,000   Reader's Digest
                 Association Inc. ...........     2,553,250
     261,319   SCMP Group Ltd. ..............       112,261
     140,000   Scripps (E.W.) Co., Cl. A ....     6,689,200
      66,585   Seat Pagine Gialle SpA .......        21,584
      80,000   Thomas Nelson Inc. ...........     1,564,000
     280,000   Tribune Co. ..................    11,522,000
                                             --------------
                                                 70,981,884
                                             --------------

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               CONSUMER PRODUCTS -- 4.3%
      60,000   Altadis SA ...................$    2,041,856
      43,000   Christian Dior SA ............     2,560,827
      15,000   Church & Dwight Co. Inc. .....       420,900
      90,000   Compagnie Financiere Richemont
                 AG, Cl. A ..................     2,490,190
      50,000   Department 56 Inc.+ ..........       815,000
      35,000   Energizer Holdings Inc.+ .....     1,613,500
      35,000   Fortune Brands Inc. ..........     2,593,150
      30,000   Gallaher Group plc ...........       349,064
     235,000   Gallaher Group plc, ADR ......    10,920,450
     190,000   Gillette Co. .................     7,930,600
       2,000   Givaudan SA ..................     1,215,664
      50,000   Harley-Davidson Inc. .........     2,972,000
      15,000   Matsushita Electric Industrial Co.
                 Ltd., ADR ..................       201,300
     100,000   Mattel Inc. ..................     1,813,000
      60,000   Maytag Corp. .................     1,102,200
      50,000   National Presto
                 Industries Inc. ............     2,091,000
      10,700   Nintendo Co. Ltd. ............     1,308,679
     200,000   Procter & Gamble Co. .........    10,824,000
      10,000   Swatch Group AG, Cl. B .......     1,349,403
     905,000   Swedish Match AB .............     9,571,852
                                             --------------
                                                 64,184,635
                                             --------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.8%
      60,000   BorgWarner Inc. ..............     2,597,400
     100,000   CLARCOR Inc. .................     4,767,000
     400,000   Dana Corp. ...................     7,076,000
      20,000   Delphi Corp. .................       185,800
     300,000   Genuine Parts Co. ............    11,514,000
     180,000   Johnson Controls Inc. ........    10,225,800
     116,000   Midas Inc.+ ..................     1,879,200
     331,500   Modine Manufacturing Co. .....     9,981,465
      80,500   Scheib (Earl) Inc.+ ..........       257,600
     163,000   Standard Motor Products Inc. .     2,462,930
      20,000   Superior Industries
                 International Inc. .........       599,000
      27,000   TI Automotive Ltd.+ ..........             0
     105,000   TransPro Inc.+ ...............       545,475
     245,000   TRW Automotive Holdings Corp.+     4,618,250
                                             --------------
                                                 56,709,920
                                             --------------
               CABLE AND SATELLITE -- 3.8%
   1,510,000   Cablevision Systems Corp.,
                 Cl. A+ .....................    30,622,800
      30,000   Charter Communications Inc.,
                 Cl. A+ .....................        79,800
     370,000   Comcast Corp., Cl. A+ ........    10,448,800
      85,000   Comcast Corp., Cl. A, Special+     2,373,200
     153,444   DIRECTV Group Inc.+ ..........     2,699,080
       5,000   EchoStar Communications Corp.,
                 Cl. A+ .....................       155,600
     132,980   Liberty Media International
                 Inc., Cl. A+ ...............     4,436,492
      50,000   Loral Space &
                 Communications Ltd.+ .......         2,500
      20,000   Shaw Communications Inc.,
                 Cl. B ......................       333,610

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               CABLE AND SATELLITE (CONTINUED)
      80,000   Shaw Communications Inc., Cl. B,
                 Non-Voting .................$    1,334,400
     461,472   UnitedGlobalCom Inc., Cl. A+ .     3,447,196
                                             --------------
                                                 55,933,478
                                             --------------
               HOTELS AND GAMING -- 3.2%
     110,000   Aztar Corp.+ .................     2,915,000
     100,000   Boca Resorts Inc., Cl. A+ ....     1,857,000
     250,000   Caesars Entertainment Inc.+ ..     4,175,000
     200,000   Gaylord Entertainment Co.+ ...     6,200,000
      55,000   Greek Organization of Football
                 Prognostics SA .............     1,064,274
      16,000   GTECH Holdings Corp. .........       405,120
   2,525,000   Hilton Group plc .............    12,645,099
     650,000   Hilton Hotels Corp. ..........    12,246,000
      20,000   Mandalay Resort Group ........     1,373,000
      70,000   MGM Mirage+ ..................     3,475,500
      40,000   Starwood Hotels & Resorts
                 Worldwide Inc. .............     1,856,800
                                             --------------
                                                 48,212,793
                                             --------------
               HEALTH CARE -- 3.0%
      10,000   Abbott Laboratories ..........       423,600
      55,000   Amgen Inc.+ ..................     3,117,400
      35,146   AstraZeneca plc, Stockholm ...     1,453,112
      29,000   Biogen Idec Inc.+ ............     1,773,930
     145,000   Bristol-Myers Squibb Co. .....     3,432,150
      75,036   GlaxoSmithKline plc ..........     1,617,166
       4,000   GlaxoSmithKline plc, ADR .....       174,920
      18,000   Henry Schein Inc.+ ...........     1,121,580
       1,500   Hospira Inc.+ ................        45,900
      16,000   INAMED Corp.+ ................       762,720
      47,000   Invitrogen Corp.+ ............     2,584,530
      18,750   IVAX Corp.+ ..................       359,062
      80,000   Merck & Co. Inc. .............     2,640,000
       2,000   Nobel Biocare Holding AG .....       310,323
      41,000   Novartis AG ..................     1,910,947
     108,000   Novartis AG, Registered ......     5,040,360
     120,000   Pfizer Inc. ..................     3,672,000
      18,100   Roche Holding AG .............     1,869,865
      31,808   Sanofi-Aventis ...............     2,307,115
     100,000   Schering-Plough Corp. ........     1,906,000
      40,000   Smith & Nephew plc ...........       367,703
       3,750   Straumann Holding AG .........       795,828
      60,000   Sybron Dental
                 Specialties Inc.+ ..........     1,781,400
      10,000   Synthes Inc. .................     1,089,133
      23,000   Takeda Pharmaceutical Co. Ltd.     1,043,415
         200   William Demant Holding A/S+ ..         8,829
     100,000   Wyeth ........................     3,740,000
                                             --------------
                                                 45,348,988
                                             --------------

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               EQUIPMENT AND SUPPLIES -- 2.7%
     235,000   AMETEK Inc. ..................$    7,125,200
       2,000   Amphenol Corp., Cl. A+ .......        68,520
      95,000   CIRCOR International Inc. ....     1,852,500
     220,000   Donaldson Co. Inc. ...........     6,245,800
      80,000   Fedders Corp. ................       327,200
     115,000   Flowserve Corp.+ .............     2,780,700
      26,000   Franklin Electric Co. Inc. ...     1,029,600
     100,000   Gerber Scientific Inc.+ ......       659,000
      70,000   GrafTech International Ltd.+ .       976,500
     262,500   IDEX Corp. ...................     8,914,500
      20,000   Ingersoll-Rand Co., Cl. A ....     1,359,400
      60,000   Lufkin Industries Inc. .......     2,233,200
       1,000   Manitowoc Co. Inc. ...........        35,460
       1,000   Sealed Air Corp.+ ............        46,350
     230,000   Watts Water Technologies
                 Inc., Cl. A ................     6,175,500
     100,000   Weir Group plc ...............       509,844
                                             --------------
                                                 40,339,274
                                             --------------
               AVIATION: PARTS AND SERVICES -- 1.9%
     204,640   Curtiss-Wright Corp., Cl. B ..    11,071,024
     120,400   Fairchild Corp., Cl. A+ ......       479,192
     260,000   GenCorp Inc. .................     3,523,000
      90,000   Precision Castparts Corp. ....     5,404,500
      84,000   Sequa Corp., Cl. A+ ..........     4,385,640
      74,600   Sequa Corp., Cl. B+ ..........     4,027,654
                                             --------------
                                                 28,891,010
                                             --------------
               RETAIL -- 1.9%
     170,000   Albertson's Inc. .............     4,068,100
     290,000   AutoNation Inc.+ .............     4,953,200
      33,750   Coldwater Creek Inc.+ ........       704,363
      22,000   Ito-Yokado Co. Ltd. ..........       754,525
      30,000   Matsumotokiyoshi Co. Ltd. ....       758,064
     323,500   Neiman Marcus Group Inc.,
                 Cl. B ......................    17,226,375
                                             --------------
                                                 28,464,627
                                             --------------
               CONSUMER SERVICES -- 1.8%
     460,000   IAC/InterActiveCorp+ .........    10,129,200
      40,000   Loewen Group Inc.+ ...........             0
     677,600   Rollins Inc. .................    16,458,904
                                             --------------
                                                 26,588,104
                                             --------------
               AEROSPACE -- 1.7%
     110,000   Boeing Co. ...................     5,678,200
      75,000   Lockheed Martin Corp. ........     4,183,500
     255,000   Northrop Grumman Corp. .......    13,599,150
     120,000   Titan Corp.+ .................     1,676,400
                                             --------------
                                                 25,137,250
                                             --------------
               AUTOMOTIVE -- 1.6%
      15,000   Ford Motor Co. ...............       210,750
     140,000   General Motors Corp. .........     5,947,200

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               AUTOMOTIVE (CONTINUED)
     385,000   Navistar International
                 Corp.+ .....................$   14,318,150
      45,000   PACCAR Inc. ..................     3,110,400
                                             --------------
                                                 23,586,500
                                             --------------
               MACHINERY -- 1.4%
      10,000   Caterpillar Inc. .............       804,500
     320,000   Deere & Co. ..................    20,656,000
                                             --------------
                                                 21,460,500
                                             --------------
               SPECIALTY CHEMICALS -- 1.3%
       5,400   Ciba Specialty Chemicals, ADR        168,372
      20,000   E.I. du Pont de Nemours
                 and Co. ....................       856,000
     330,000   Ferro Corp. ..................     7,197,300
      40,000   Fuller (H.B.) Co. ............     1,096,000
     120,000   Hercules Inc.+ ...............     1,710,000
      10,000   IMC Global Inc.+ .............       173,900
     232,300   Omnova Solutions Inc.+ .......     1,400,769
     300,000   Sensient Technologies Corp. ..     6,492,000
      10,000   Syngenta AG, ADR .............       190,900
                                             --------------
                                                 19,285,241
                                             --------------
               COMMUNICATIONS EQUIPMENT -- 1.3%
     120,000   Agere Systems Inc., Cl. B+ ...       122,400
      75,000   Andrew Corp.+ ................       918,000
     550,000   Corning Inc.+ ................     6,094,000
     130,000   Lucent Technologies Inc.+ ....       412,100
     114,000   Motorola Inc. ................     2,056,560
     100,000   Nortel Networks Corp.+ .......       340,000
      44,000   Scientific-Atlanta Inc. ......     1,140,480
     300,000   Thomas & Betts Corp.+ ........     8,046,000
                                             --------------
                                                 19,129,540
                                             --------------
               AGRICULTURE -- 1.1%
   1,000,000   Archer-Daniels-Midland Co. ...    16,980,000
       5,000   Delta & Pine Land Co. ........       133,750
       5,000   Terra Industries Inc.+ .......        43,300
                                             --------------
                                                 17,157,050
                                             --------------
               REAL ESTATE -- 1.1%
      70,000   Cheung Kong (Holdings) Ltd. ..       599,188
     100,000   Florida East Coast
                 Industries Inc. ............     3,755,000
      55,000   Griffin Land & Nurseries Inc.+     1,320,000
     240,000   St. Joe Co. ..................    11,464,800
                                             --------------
                                                 17,138,988
                                             --------------
               BROADCASTING -- 1.1%
      16,666   Corus Entertainment
                 Inc., Cl. B ................       309,471
     120,000   Gray Television Inc. .........     1,428,000
      27,500   Gray Television Inc., Cl.  A .       306,350
     200,000   Liberty Corp. ................     7,948,000
      20,000   Lin TV Corp., Cl. A+ .........       389,600
     165,000   Mediaset SpA .................     1,873,067

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------

       5,200   Nippon Television Network
                 Corp. ......................$      786,027
      40,375   NRJ Group ....................       802,335
     140,000   Paxson Communications Corp.+ .       189,000
      14,375   RTL Group ....................       858,590
     100,000   Television Broadcasts Ltd. ...       447,548
     140,000   Young Broadcasting Inc.,
                 Cl. A+ .....................     1,521,800
                                             --------------
                                                 16,859,788
                                             --------------
               ENVIRONMENTAL SERVICES -- 0.9%
      65,000   Republic Services Inc. .......     1,934,400
     400,000   Waste Management Inc. ........    10,936,000
                                             --------------
                                                 12,870,400
                                             --------------
               ELECTRONICS -- 0.8%
       3,000   Hitachi Ltd., ADR ............       181,050
       3,000   Keyence Corp. ................       630,949
      20,000   Molex Inc., Cl. A ............       526,200
       7,500   NEC Corp., ADR ...............        44,925
       9,500   Rohm Co. Ltd. ................       955,042
      38,800   Royal Philips Electronics
                 NV, ADR ....................       888,908
      45,000   Sony Corp., ADR ..............     1,547,550
     270,000   Texas Instruments Inc. .......     5,745,600
      14,400   Tokyo Electron Ltd. ..........       701,611
                                             --------------
                                                 11,221,835
                                             --------------
               BUSINESS SERVICES -- 0.7%
      60,000   ANC Rental Corp.+ ............             6
     150,000   Cendant Corp. ................     3,240,000
       1,000   CheckFree Corp.+ .............        27,670
     212,500   Group 4 Securicor plc+ .......       446,057
      98,000   Landauer Inc. ................     4,599,140
      70,000   Nashua Corp.+ ................       773,500
      25,000   Secom Co. Ltd. ...............       868,756
                                             --------------
                                                  9,955,129
                                             --------------
               METALS AND MINING -- 0.6%
      72,500   Harmony Gold Mining Co. Ltd. .       986,448
      35,000   Harmony Gold Mining Co.
                 Ltd., ADR ..................       476,700
     130,000   Newmont Mining Corp. .........     5,918,900
      50,000   Placer Dome Inc. .............       994,000
                                             --------------
                                                  8,376,048
                                             --------------
               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.2%
      50,000   Champion Enterprises Inc.+ ...       514,500
      50,000   Fleetwood Enterprises Inc.+ ..       759,000
      32,222   Huttig Building Products Inc.+       291,609
      15,000   Martin Marietta Materials Inc.       679,050
      10,000   Nobility Homes Inc. ..........       234,000
      80,000   Sekisui House Ltd. ...........       763,599
       6,000   Skyline Corp. ................       240,300
       1,000   Southern Energy Homes Inc.+ ..         4,420
                                             --------------
                                                  3,486,478
                                             --------------

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  MARKET
      SHARES                                      VALUE*
      ------                                      ------
               COMMON STOCKS (CONTINUED)
               CLOSED-END FUNDS -- 0.2%
      77,333   Central Europe and Russia
                 Fund Inc. ..................$    1,826,605
      70,000   New Germany Fund Inc. ........       527,800
      36,806   Royce Value Trust Inc. .......       661,404
                                             --------------
                                                  3,015,809
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.2%
     125,000   Pactiv Corp.+ ................     2,906,250
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.2%
      70,000   Catellus Development Corp. ...     1,855,700
      16,656   Rayonier Inc. ................       753,517
                                             --------------
                                                  2,609,217
                                             --------------
               TRANSPORTATION -- 0.1%
     100,000   AMR Corp.+ ...................       733,000
      15,000   Grupo TMM SA, Cl. A, ADR+ ....        35,550
                                             --------------
                                                    768,550
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 0.0%
      60,000   EMC Corp.+ ...................       692,400
      25,256   Telecom Italia Media SpA+ ....         8,281
                                             --------------
                                                    700,681
                                             --------------
               TOTAL COMMON STOCKS .......... 1,389,282,484
                                             --------------

               PREFERRED STOCKS -- 1.9%
               PUBLISHING -- 1.6%
     770,000   News Corp. Ltd., Pfd., ADR ...    24,124,100
                                             --------------
               AEROSPACE -- 0.1%
      13,500   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B ....     1,768,500
                                             --------------
               TELECOMMUNICATIONS -- 0.1%
      26,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B ....     1,092,000
       9,400   Citizens Communications Co.,
                 5.000% Cv. Pfd. ............       545,059
                                             --------------
                                                  1,637,059
                                             --------------
               BROADCASTING -- 0.1%
          90   Gray Television Inc.,
                 8.000% Cv. Pfd., Ser. C (a)        918,000
                                             --------------
               AVIATION: PARTS AND SERVICES -- 0.0%
       3,000   Sequa Corp.,
                 $5.00 Cv. Pfd. .............       289,500
                                             --------------
               WIRELESS COMMUNICATIONS -- 0.0%
  10,760,547   Telesp Celular
                 Participacoes SA, Pfd.+ ....        26,309
                                             --------------
               TOTAL PREFERRED STOCKS .......    28,763,468
                                             --------------

  PRINCIPAL                                       MARKET
   AMOUNT                                         VALUE*
  ---------                                       ------
               CORPORATE BONDS -- 0.2%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
 $ 1,000,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 ...........$      990,000
                                             --------------
               CABLE AND SATELLITE -- 0.1%
   1,000,000   Charter Communications Inc., Cv.,
                 4.750%, 06/01/06 ...........       860,000
                                             --------------
               AVIATION: PARTS AND SERVICES -- 0.0%
     803,000   Kaman Corp., Sub. Deb. Cv.,
                 6.000%, 03/15/12 ...........       780,917
                                             --------------
               TOTAL CORPORATE BONDS ........     2,630,917
                                             --------------

    SHARES
    ------
               WARRANTS -- 0.0%
               FOOD AND BEVERAGE -- 0.0%
      62,463   Denny's Corp., expires
                 01/07/05+ ..................             0
                                             --------------
   PRINCIPAL
    AMOUNT
   --------

               U.S. GOVERNMENT OBLIGATIONS -- 0.1%
 $ 1,500,000   U.S. Treasury Bill,
                 1.700%, 12/23/04 ++ ........     1,494,305
                                             --------------

               REPURCHASE AGREEMENTS -- 4.6%
  68,832,000   Agreement with State Street
                 Bank and Trust Co., 1.650%,
                 dated 09/30/04, due 10/01/04,
                 proceeds at maturity,
                 $68,835,155 (b) ............    68,832,000
                                             --------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $1,233,352,684) .................. 1,491,003,174

   OTHER ASSETS IN EXCESS OF LIABILITIES ....     2,970,748
                                             --------------
   PREFERRED STOCK
     (9,556,900 preferred shares outstanding)  (418,742,500)
                                             --------------
   NET ASSETS -- COMMON STOCK
     (139,214,947 common shares outstanding) $1,075,231,422
                                             ==============
   NET ASSET VALUE PER COMMON SHARE
     ($1,075,231,422 / 139,214,947
     shares outstanding) ....................         $7.72
                                                      =====

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

            For Federal tax purposes:
            Aggregate cost .................$(1,233,352,684)
                                            ===============
            Gross unrealized appreciation ..$   333,137,952
            Gross unrealized depreciation ..    (75,487,462)
                                             --------------
            Net unrealized appreciation
              (depreciation) ...............$   257,650,490
                                            ===============

--------------
(a) Security fair valued under procedures established by the Board of Directors. At September 30, 2004, the market value of fair valued securities amounted to $918.000 or 0.1% of total investments.
(b) Collateralized by U.S. Treasury Note, 1.625%, due 03/31/05, market value $70,213,103.
(c)   Bond in default.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR   - American Depository Receipt.
BDR   - Brazilian Depository Receipt.
CVO   - Contingent Value Obligation.
RNC   - Non-Convertible Savings Shares.
SAILS - Stock Appreciation Income Linked Securities.
USD   - U.S. Dollars.
W/I   - When Issued.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.


                                       % OF
                                      MARKET      MARKET
                                       VALUE       VALUE
                                      ------      ------
       GEOGRAPHIC DIVERSIFICATION
       United States .................  80.6%  $1,201,055,254
       Europe ........................  13.2      197,246,706
       Asia/Pacific ..................   1.9       28,191,349
       Latin America .................   1.7       25,458,409
       Canada ........................   1.4       21,090,201
       Japan .........................   1.1       16,498,107
       South Africa ..................   0.1        1,463,148
                                       ------  --------------
       Total Investments ............. 100.0%  $1,491,003,174
                                       ======  ==============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Equity Trust Inc.
            ----------------------------------

By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive
                                    Officer & Principal
                                    Financial Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.